COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total rental expenses for all operating leases	$ 109,587	¥ 715,053	¥ 641,945
Future minimum lease payments under non-cancellable operating leases
2021	84,470			¥ 551,170
2022	47,670			311,046
2023	21,905			142,933
2024	7,517			49,046
2025 and thereafter	1,146			7,478
Total	$ 162,708			¥ 1,061,673